CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK.
CAPITAL STOCK

23. CAPITAL STOCK

The details of capital stock are as follows:

	2020
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,839,380,280	3.88	192
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Dian Rachmawan	120,222	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	43,618,813,083	44.03	2,181
Total	99,062,216,600	100.00	4,953

	2021
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,829,039,080	4.87	241
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Heri Supriadi	40,000	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	42,629,234,505	43.04	2,132
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.1 ADS represents 100 Series B shares.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and can not be transferred to any party, and has a veto in the General Meeting of Stockholders of the Company with respect to election and removal from the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

The Company's share structure consists of 1 Series A Dwiwarna share and 99,062,216,599 Series B shares (common stock) with total issued and fully paid-up capital of 99,062,216,600 shares. A share of Series A Dwiwarna share belongs to the Government of the Republic of Indonesia. As of December 31, 2021, all of the Company's Series B shares have been listed on the IDX and 48,290,391 ADS have been listed on the NYSE.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 31 dated June 19, 2020 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2019 amounting to Rp11,197 billion (Rp113.04 per share) and Rp4,065 billion (Rp41.03 per share), respectively.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 37 dated May 28, 2021 of Utiek R. Abdurachman, S.H., MLi., MKn.,, the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2020 amounting to Rp12,482 billion (Rp126.01 per share) and Rp4,161 billion (Rp42.00 per share), respectively. The company paid cash dividend and special cash dividend on July 1, 2021.

During the year ended December 31, 2020, Telkomsel, and Metra distribute cash dividends amounting to Rp7,725 billion, and Rp53 billion, respectively, to non-controlling shareholders.

During the year ended December 31, 2021, Telkomsel, and Metra distribute cash dividends amounting to Rp13,204 billion, and Rp38 billion, respectively, to non-controlling shareholders.